Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.19%
New York–98.56%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$2,000	$1,791,464
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	450	419,227
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	217,714
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	1,000	1,013,926
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB (Acquired 01/18/2013-02/13/2020; Cost $2,442,107)(a)(b)	5.25%	04/01/2035	2,442	36,632
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $689,002)(a)(b)(c)	5.00%	10/01/2038	681	10,223
Build NYC Resource Corp.;
Series 2025, RB(c)	5.63%	07/01/2045	200	196,115
Series 2025, RB(c)	6.00%	07/01/2060	400	399,778
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	750	647,376
Series 2019, RB	4.00%	07/01/2049	1,000	839,354
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,059,554
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB(c)	5.75%	06/01/2052	200	194,692
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	138,333
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2052	1,500	1,491,631
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	70	70,712
Series 2017, Ref. RB	5.00%	08/01/2036	290	290,487
Series 2017, Ref. RB	5.00%	08/01/2047	600	543,525
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	185,777
Series 2019, RB(c)	5.75%	02/01/2049	230	214,065
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	606,263
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	1,225	1,190,959
Series 2013 A-1, RB	5.75%	07/01/2033	790	745,796
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2043	1,730	1,552,477
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	250	256,587
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2052	3,100	3,019,119
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,104
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,119
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,108
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,101
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,101
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,104
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,066
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,069
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,067
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,073
Series 2007, GO Bonds	5.00%	12/15/2037	45	43,718
Series 2007, GO Bonds	5.00%	12/15/2038	50	46,552
Series 2007, GO Bonds	5.00%	12/15/2039	50	47,170
Series 2007, GO Bonds	5.00%	12/15/2040	55	51,559
Series 2007, GO Bonds	5.00%	12/15/2041	55	49,500
Series 2007, GO Bonds	5.00%	12/15/2042	60	54,891
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,083
Series 2014, RB	5.00%	05/01/2039	100	100,026
Clinton County Capital Resource Corp. (CVES BOCES); Series 2025, RB(c)	4.75%	07/01/2043	100	95,118
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	$6,500	$6,198,416
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	2,100	1,773,151
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	840	859,949
Dutchess County Local Development Corp. (Vassar College); Series 2017, Ref. RB	5.00%	07/01/2042	500	501,158
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	72,845
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,664,314
Series 2005 D, RB(d)	0.00%	06/01/2055	74,000	5,556,616
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	5,050	5,021,856
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(d)	0.00%	01/01/2045	16,695	4,338,418
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(c)	5.50%	07/01/2044	965	826,384
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	2,500,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,650,660
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	245	245,248
Series 2014, RB	5.00%	07/01/2034	300	300,135
Series 2014, RB	5.00%	07/01/2039	250	249,995
Series 2014, RB	5.00%	07/01/2044	200	200,201
Series 2017, Ref. RB	5.00%	07/01/2035	135	136,257
Series 2017, Ref. RB	5.00%	07/01/2036	110	110,829
Series 2017, Ref. RB	5.00%	07/01/2038	80	80,229
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,050	1,524,625
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,488,130
Series 2017, RB	5.00%	09/01/2042	2,000	2,010,373
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	890	903,927
Series 2023 E, RB	5.00%	09/01/2053	1,500	1,518,001
Metropolitan Transportation Authority;
Series 2016 B, Ref. RB	5.00%	11/15/2037	5,000	5,044,417
Series 2016 C-1, RB	5.25%	11/15/2056	16,855	16,845,629
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,009,886
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	2,505	2,526,496
Series 2019 B, RB	4.00%	11/15/2050	2,000	1,654,784
Series 2024 A, RB	5.00%	11/15/2049	3,000	3,069,082
Series 2024 A, Ref. RB	5.25%	11/15/2049	295	302,506
Series 2024, Ref. RB	5.00%	11/15/2052	2,000	2,039,404
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(c)	5.00%	07/01/2044	1,000	901,424
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGI)(e)	5.00%	01/15/2028	350	350,506
Series 2014, Ref. RB (INS - AGI)(e)	5.00%	01/15/2029	500	500,708
Series 2014, Ref. RB (INS - AGI)(e)	5.00%	01/15/2038	150	150,124
Monroe County Industrial Development Corp. (Rochester General Hospital (The)); Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,452,076
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,705	1,409,454
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	100	102,923
Series 2024, Ref. RB	5.25%	06/01/2054	250	254,626
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	695	659,056
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,221,275
Series 2020 B, RB	5.38%	07/01/2025	45	44,934
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,075	1,058,360
Series 2016 A, RB	5.00%	11/15/2056	17,065	16,633,146
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGI)(e)	5.00%	07/01/2049	$1,695	$1,716,316
Series 2019 A, GO Bonds (INS - AGI)(e)	5.00%	04/01/2043	1,490	1,518,992
Series 2024 A, GO Bonds	4.00%	04/01/2054	1,000	856,800
Nassau (County of), NY Industrial Development Agency;
(d)	0.00%	01/01/2058	3,133	31
Series 2003 A-C, RB	7.00%	09/01/2028	625	613,747
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	222,716
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,607	2,563,757
Series 2006 D, RB(d)	0.00%	06/01/2060	60,000	3,488,616
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,088,613
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	350,295
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	565,418
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	450,298
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	200,000
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	221,776
New York & New Jersey (States of) Port Authority;
Series 2024, Ref. RB	5.00%	07/15/2054	500	510,544
Series 2025, Ref. RB	5.00%	01/15/2055	2,000	2,042,265
Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	2,500	2,511,993
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,025
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,724,456
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	5,140	5,205,887
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,850	9,345,841
Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	2,060	1,856,680
Series 2024 C-1, GO Bonds	5.25%	09/01/2046	9,960	10,419,532
Series 2024 D, GO Bonds	4.00%	04/01/2045	2,000	1,788,579
Series 2025 E, GO Bonds	5.25%	08/01/2050	560	582,347
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,000	1,028,311
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,364,585
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	1,500	1,557,778
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	470	401,779
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	500	519,104
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	75	72,426
Series 2005 E-2, RB	6.13%	11/01/2035	220	161,603
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	2,760	2,788,146
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGI)(e)	3.00%	03/01/2049	740	521,308
New York (City of), NY Municipal Water Finance Authority;
Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,008,983
Series 2021 AA-1, RB(f)	4.00%	06/15/2050	18,090	15,557,715
Series 2021 CC-1, RB	4.00%	06/15/2051	11,000	9,390,305
Series 2024 AA, RB	4.00%	06/15/2054	1,250	1,053,200
Series 2025 BB, RB	5.25%	06/15/2055	1,000	1,040,873
Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	4,000	4,191,249
Subseries 2024 CC-1, RB	5.25%	06/15/2054	3,000	3,115,332
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	$1,395	$1,395,849
Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,004,972
Series 2018 C-3, RB	4.00%	05/01/2045	4,000	3,560,414
Series 2019 B-1, RB	4.00%	11/01/2042	6,000	5,558,272
Series 2020, RB	4.00%	05/01/2044	10,000	9,040,490
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	3,615,996
Series 2024 F-1, RB	5.25%	02/01/2053	1,000	1,036,078
Series 2024, RB	4.13%	05/01/2052	1,000	881,068
Series 2025 H, RB	5.25%	11/01/2048	750	785,320
Series 2025 H, RB	4.50%	11/01/2052	4,830	4,551,515
Subseries 2016 F-3, RB	3.25%	02/01/2041	3,500	2,885,911
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	419,274
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	312,943
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,065,720
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	2,500	2,577,029
New York (State of) Dormitory Authority;
Series 2015, Ref. RB	5.00%	07/01/2043	1,610	1,574,461
Series 2018 A, RB	5.00%	07/01/2048	1,110	1,121,866
Series 2020 D, Ref. RB	4.00%	02/15/2047	4,015	3,514,285
Series 2022 A, Ref. RB	4.00%	03/15/2040	880	834,746
Series 2024 A, GO Bonds	5.00%	03/15/2055	1,500	1,525,149
Series 2024 A, RB	5.50%	05/01/2049	450	458,379
Series 2024 A, RB	5.50%	05/01/2056	500	505,470
Series 2024 A, Ref. RB	5.25%	03/15/2049	500	520,659
Series 2024 A, Ref. RB	5.50%	07/01/2054	4,420	4,694,807
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	300	290,761
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	4,940	3,938,929
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,325	1,209,796
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,162,370
Series 2012 B, RB	5.00%	07/01/2032	95	94,048
Series 2012 B, RB	4.75%	07/01/2039	300	278,969
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2027	6,425	6,532,085
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2028	3,765	3,842,455
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	10,800	9,415,708
Series 2020, RB	4.00%	07/01/2050	2,000	1,677,918
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2020 A, Ref. RB	4.00%	09/01/2050	500	402,343
Series 2024, RB	5.50%	11/01/2044	1,000	1,040,163
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	592,410
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	6,470,437
Series 2022 A, Ref. RB	4.00%	07/01/2047	545	461,033
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2039	4,625	4,676,587
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,146,663
Series 2025 A, Ref. RB	5.25%	07/01/2055	2,785	2,878,782
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	5,000	5,070,120
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2032	300	297,970
Series 2017, Ref. RB(c)	5.00%	12/01/2033	300	295,849
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	489,630
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	$3,030	$2,060,950
Series 2017 A-2, RB(c)	5.38%	09/01/2050	4,545	3,309,817
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(b)(c)	5.38%	10/01/2042	1,425	1,070,440
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,093,962
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	500	500,868
Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	5,000	5,225,141
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-1, RB	4.88%	11/01/2053	2,000	1,978,578
Series 2024 A-1, RB	5.00%	06/15/2054	1,125	1,125,434
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	150	148,460
Series 2023 252, RB	4.55%	10/01/2048	250	234,420
Series 2023 252, RB	4.65%	10/01/2053	225	208,511
Series 2023-255, RB	5.00%	10/01/2053	3,000	2,957,599
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	5,891,020
Series 2024 A, RB	4.00%	11/15/2054	1,000	849,179
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(e)	5.13%	11/15/2058	5,500	5,594,794
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2046	1,000	1,001,276
Series 2016 A, RB	5.25%	01/01/2056	10,000	9,949,143
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	197,285
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	352,154
Series 2019 B, RB	4.00%	01/01/2045	3,900	3,466,327
Series 2019 B, RB	4.00%	01/01/2050	10,000	8,620,531
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	2,000	2,017,112
Series 2022 C, RB(f)	5.00%	03/15/2053	13,500	13,615,509
Series 2022 C, RB	5.00%	03/15/2055	4,000	4,026,142
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	4,761,351
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,653,078
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	2,919,679
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2037	9,000	9,034,409
Series 2017, RB	5.00%	12/15/2041	12,800	12,967,950
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	850	872,051
Series 2022, Ref. RB	5.00%	09/15/2052	750	767,370
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,009
New York City Housing Development Corp. (8 Spruce Street); Eighth Series 2024, Ref. RB	5.25%	12/15/2031	500	508,383
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	3,240	3,183,046
Series 2024 C-1, RB	4.50%	08/01/2054	1,000	934,310
Series 2025 A-1, RB	4.80%	11/01/2055	2,500	2,436,119
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	65	65,019
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	15	15,284
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	810	747,238
Series 2010 A, RB(c)	6.25%	06/01/2041	2,039	1,955,549
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	25,000	10,899,895
Series 2005 S-3, RB(d)	0.00%	06/01/2055	84,200	6,793,643
Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	155,400	6,321,175
New York Counties Tobacco Trust VI; Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	957,006
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	$6,000	$6,698,386
Series 2007, RB	5.50%	10/01/2037	4,000	4,520,298
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,463,417
Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,223,580
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2036	2,205	2,308,128
Series 2020, Ref. RB	4.00%	12/01/2039	1,865	1,731,760
Series 2020, Ref. RB	4.00%	12/01/2042	3,700	3,294,706
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	414,920
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	325	258,187
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2037	250	250,844
Series 2017, Ref. RB	5.00%	05/01/2040	150	148,344
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	1,215	1,068,449
Series 2019, Ref. RB	4.00%	12/01/2049	1,150	1,002,547
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,005,582
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	1,949,011
Series 2025, RB	4.50%	12/01/2050	2,500	2,341,338
Series 2025, RB	5.50%	12/01/2056	1,000	1,061,316
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	155	156,947
Series 2001, RB	5.75%	08/15/2043	3,160	3,201,880
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	415,497
Series 2022, Ref. RB	5.25%	07/01/2040	265	273,597
Series 2022, Ref. RB	5.25%	07/01/2047	335	336,586
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	240	209,374
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	1,500	1,535,530
Series 2024, RB	6.00%	12/01/2053	500	511,263
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	845	763,041
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	6,210	5,944,300
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,124,727
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	72,600
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	612,700
Triborough Bridge & Tunnel Authority;
Series 2023 A, RB	4.13%	05/15/2053	3,560	3,079,715
Series 2024 A-1, RB	5.25%	11/15/2051	500	519,010
Series 2024 A-1, RB	5.25%	05/15/2059	2,500	2,593,299
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	800	838,898
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,900	2,908,520
Series 2021 A, RB	5.00%	11/15/2056	10,700	10,730,622
Series 2021 A, RB(f)	5.00%	11/15/2056	12,500	12,535,774
Series 2022 A, Ref. RB	4.00%	05/15/2051	3,735	3,187,552
Series 2022, RB(f)	5.25%	05/15/2057	10,000	10,207,677
Series 2023 A, RB	4.25%	05/15/2058	1,390	1,218,608
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.25%	12/01/2054	1,000	1,035,981
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,058,492
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,045,338
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,013,559
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	$325	$325,653
Series 2014 A, RB	5.00%	11/01/2044	2,128	1,954,115
Westchester County Industrial Development Agency; Series 2025, RB(c)	6.20%	12/01/2042	750	718,144
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	750,384
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(c)	5.00%	07/01/2046	1,260	1,149,194
Series 2021, Ref. RB(c)	4.50%	07/01/2056	1,200	944,434
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	500	500,000
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2023, RB (INS - AGI)(e)	5.75%	11/01/2048	2,095	2,247,663
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	8,300	7,253,346
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	715	616,456
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	413,681
Series 2019 A, RB	5.00%	10/15/2049	640	590,472
				602,995,426
Puerto Rico–6.63%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,100	2,120,258
Series 2002, RB	5.63%	05/15/2043	9,700	9,811,634
Series 2005 A, RB(d)	0.00%	05/15/2050	8,800	1,603,833
PRIFA Custodial Trust;
Series 2005 A, RB(d)	0.00%	03/15/2049	365	101,390
Series 2022, RB(d)	0.00%	03/15/2049	3,658	1,685,359
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	473	320,821
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	204	204,673
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	416,677
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	418,597
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	415,261
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	738,709
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	331	312,303
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	262,260
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	330,774
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	3,153	2,593,110
Subseries 2022, RN(d)	0.00%	11/01/2043	3,430	2,062,173
Subseries 2022, RN(d)	0.00%	11/01/2051	267	88,296
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	129	123,136
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	80	80,073
Series 2012, Ref. RB	5.00%	10/01/2042	150	134,114
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2046	17,947	5,761,603
Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,332,482
Series 2018 A-1, RB	5.00%	07/01/2058	5,182	4,868,777
Series 2019 A-2, RB	4.54%	07/01/2053	71	61,525
Series 2019 A-2, RB	4.78%	07/01/2058	953	854,371
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
University of Puerto Rico;
Series 2006 Q, RB (Acquired 12/18/2007; Cost $991,920)(b)	5.00%	06/01/2025	$1,000	$1,000,000
Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,898,956
				40,601,165
TOTAL INVESTMENTS IN SECURITIES(g)–105.19% (Cost $699,509,139)				643,596,591
FLOATING RATE NOTE OBLIGATIONS–(6.19)%
Notes with interest and fee rates ranging from 2.52% to 2.67% at 05/31/2025 and contractual maturities of collateral ranging from 06/15/2050 to 05/15/2057(h)				(37,850,000)
OTHER ASSETS LESS LIABILITIES–1.00%				6,083,350
NET ASSETS–100.00%				$611,829,941
Investment Abbreviations:
AGI	– Assured Guaranty Inc.
CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $3,232,155, which represented less than 1% of the Fund’s Net Assets.

(b)	Restricted security. The aggregate value of these securities at May 31, 2025 was $2,117,295, which represented less than 1% of the Fund’s Net Assets.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $44,235,264, which represented 7.23% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(h)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the Fund’s investments with a value of $51,916,675 are held by TOB Trusts and serve as collateral for the $37,850,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Rochester® AMT-Free New York Municipal Fund